STATEMENT OF CHANGES IN COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Khosla	Khosla Class A Common Stock	Khosla Class B Common Stock	Khosla Common Stock Subject To Possible Redemption	Khosla Common Stock Subject To Possible Redemption Class A Common Stock	Khosla Common Stock Class A Common Stock	Khosla Common Stock Class B Common Stock	Khosla Additional Paid-in Capital	Khosla Accumulated Deficit
Balance at beginning of period (in shares) at Dec. 31, 2018		29,571,000
Balance at beginning of period at Dec. 31, 2018	$ (208,740,000)	$ 2,000	$ 27,863,000	$ (236,499,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(73,281,000)			(73,281,000)
Balance at end of period (in shares) at Dec. 31, 2019		31,483,000
Balance at end of period at Dec. 31, 2019	(257,296,000)	$ 3,000	52,446,000	(309,780,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(60,298,000)			(60,298,000)
Balance at end of period (in shares) at Sep. 30, 2020		32,467,000
Balance at end of period at Sep. 30, 2020	(293,940,000)	$ 3,000	76,586,000	(370,078,000)
Balance at beginning of period (in shares) at Dec. 31, 2019		31,483,000
Balance at beginning of period at Dec. 31, 2019	(257,296,000)	$ 3,000	52,446,000	(309,780,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(75,234,000)			(75,234,000)
Balance at end of period (in shares) at Dec. 31, 2020		33,415,000
Balance at end of period at Dec. 31, 2020	(297,856,000)	$ 3,000	87,952,000	(385,014,000)
Balance at beginning of period (in shares) at Jun. 30, 2020		32,226,000
Balance at beginning of period at Jun. 30, 2020	(283,214,000)	$ 3,000	67,890,000	(350,912,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(19,166,000)			(19,166,000)
Balance at end of period (in shares) at Sep. 30, 2020		32,467,000
Balance at end of period at Sep. 30, 2020	(293,940,000)	$ 3,000	76,586,000	(370,078,000)
Balance at beginning of period (in shares) at Dec. 31, 2020		33,415,000
Balance at beginning of period at Dec. 31, 2020	(297,856,000)	$ 3,000	87,952,000	(385,014,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(66,002,000)			(66,002,000)
Balance at end of period (in shares) at Sep. 30, 2021		36,362,000								1,132,688	5,000,000
Balance at end of period at Sep. 30, 2021	(319,163,000)	$ 3,000	132,371,000	(451,016,000)	$ (25,180,010)					$ 113	$ 500	$ 0	$ (25,180,623)
Balance at beginning of period (in shares) at Jan. 28, 2021								0		0	0
Balance at beginning of period at Jan. 28, 2021					0			$ 0		$ 0	$ 0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor (in shares)											5,000,000
Issuance of Class B ordinary shares to Sponsor					12,500						$ 500	12,000
Sale of Public Shares, net of issuance costs (in shares)								41,634,412			5,000,000
Sale of Public Shares, net of issuance costs					12,500			$ 392,767,136			$ 500	12,000
Sale of Private Placement Shares (in shares)										1,132,688
Sale of Private Placement Shares					11,326,880					$ 113		11,326,767
Accretion of Class A Common Stock to redemption value					(23,576,984)			$ 23,576,984				(11,338,767)	(12,238,217)
Net loss					(13,678,611)								(13,678,611)
Balance at end of period (in shares) at Mar. 31, 2021								41,634,412		1,132,688	5,000,000
Balance at end of period at Mar. 31, 2021					(25,916,215)			$ 416,344,120		$ 113	$ 500	0	(25,916,828)
Balance at beginning of period (in shares) at Jan. 28, 2021								0		0	0
Balance at beginning of period at Jan. 28, 2021					0			$ 0		$ 0	$ 0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A Common Stock to redemption value					23,576,984
Net loss					(16,940,140)	$ (435,182)	$ (3,013,835)		$ (13,491,123)
Balance at end of period (in shares) at Jun. 30, 2021		35,474,000						41,634,412		1,132,688	5,000,000
Balance at end of period at Jun. 30, 2021	(317,039,000)	$ 3,000	115,302,000	(431,653,000)	(29,177,744)			$ 416,344,120		$ 113	$ 500	0	(29,178,357)
Balance at beginning of period (in shares) at Jan. 28, 2021								0		0	0
Balance at beginning of period at Jan. 28, 2021					0			$ 0		$ 0	$ 0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A Common Stock to redemption value					23,587,624							11,338,767	12,248,857
Net loss					(12,931,766)	(297,614)	(1,697,098)		(10,937,054)
Balance at end of period (in shares) at Sep. 30, 2021		36,362,000								1,132,688	5,000,000
Balance at end of period at Sep. 30, 2021	(319,163,000)	$ 3,000	132,371,000	(451,016,000)	(25,180,010)					$ 113	$ 500	0	(25,180,623)
Balance at beginning of period (in shares) at Mar. 31, 2021								41,634,412		1,132,688	5,000,000
Balance at beginning of period at Mar. 31, 2021					(25,916,215)			$ 416,344,120		$ 113	$ 500	0	(25,916,828)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(3,261,529)								(3,261,529)
Balance at end of period (in shares) at Jun. 30, 2021		35,474,000						41,634,412		1,132,688	5,000,000
Balance at end of period at Jun. 30, 2021	(317,039,000)	$ 3,000	115,302,000	(431,653,000)	(29,177,744)			$ 416,344,120		$ 113	$ 500	0	(29,178,357)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A Common Stock to redemption value					(10,640)								(10,640)
Net loss	(19,363,000)			(19,363,000)	4,008,374	$ 95,049	$ 419,575		$ 3,493,750				4,008,374
Balance at end of period (in shares) at Sep. 30, 2021		36,362,000								1,132,688	5,000,000
Balance at end of period at Sep. 30, 2021	$ (319,163,000)	$ 3,000	$ 132,371,000	$ (451,016,000)	$ (25,180,010)					$ 113	$ 500	$ 0	$ (25,180,623)